CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Convertible notes USD ($)	Ordinary Shares USD ($)	Ordinary Shares Convertible notes	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Convertible notes USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Deficit USD ($)	Series A Convertible Preferred Shares	Series A Convertible Preferred Shares Preferred Shares USD ($)	Series B Convertible Preferred Shares	Series B Convertible Preferred Shares Preferred Shares USD ($)
Balance at Dec. 31, 2010	$ (10,767)		$ 2		$ 3,575		$ 35	$ (30,649)		$ 5,000		$ 11,270
Balance (in shares) at Dec. 31, 2010			27,246,744							15,000,000		17,522,725
Increase (Decrease) in Stockholders' Equity
Vesting of nonvested shares (in shares)			4,951,667
Share-based compensation	2,093				2,093
Accretion for Series C convertible redeemable preferred shares	(2,800)							(2,800)
Net loss	(24,531)							(24,531)
Foreign currency translation adjustments, net of tax of nil	(57)						(57)
Balance at Dec. 31, 2011	(36,062)		2		5,668		(22)	(57,980)		5,000		11,270
Balance (in shares) at Dec. 31, 2011			32,198,411							15,000,000		17,522,725
Increase (Decrease) in Stockholders' Equity
Vesting of nonvested shares (in shares)			4,482,147
Share-based compensation	2,695				2,695
Accretion for Series C convertible redeemable preferred shares	(2,971)							(2,971)
Net loss	(4,230)							(4,230)
Beneficial conversion feature of convertible notes	2,096				2,096
Foreign currency translation adjustments, net of tax of nil	(8)						(8)
Balance at Dec. 31, 2012	(38,480)		2		10,459		(30)	(65,181)		5,000		11,270
Balance (in shares) at Dec. 31, 2012			36,680,558							15,000,000		17,522,725
Increase (Decrease) in Stockholders' Equity
Conversion of preferred shares upon IPO	43,092		3		59,359					(5,000)		(11,270)
Conversion of preferred shares upon IPO (in shares)			42,174,290							(15,000,000)		(17,522,725)
Conversion of convertible notes upon IPO		8,000				8,000
Conversion of convertible notes upon IPO (in shares)				2,224,610
Issuance of common shares upon IPO (net of offering costs of $9,883)	70,797		2		70,795
Issuance of common shares upon IPO (in shares)			16,984,736
Vesting of nonvested shares (in shares)			767,397
Exercise of share options	193				193
Exercise of share options (in shares)			363,400
Share-based compensation	4,318				4,318
Accretion for Series C convertible redeemable preferred shares	(1,621)							(1,621)
Net loss	(4,819)							(4,819)
Foreign currency translation adjustments, net of tax of nil	(89)						(89)
Balance at Dec. 31, 2013	$ 81,391		$ 7		$ 153,124		$ (119)	$ (71,621)
Balance (in shares) at Dec. 31, 2013			99,194,991